Fees Summary	Jun. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 125,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,137.50
Total Offset Amount	0.00
Net Fee	$ 19,137.50
Narrative - Max Aggregate Offering Amount | shares	125,000,000
Final Prospectus	true